Investments in associates and joint arrangements (Tables)	6 Months Ended
Sep. 30, 2019
Investments in associates and joint arrangements
Schedule of joint ventures and associates

	30 September	31 March
	2019	2019
	€m	€m
Investment in joint ventures	1,841	3,399
Investment in associates	396	553
	2,237	3,952